Annual Total Returns- Emerging Markets Bond Strategy Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Emerging Markets Bond Strategy Fund - Class C	2014	2015	2016	2017	2018	2019	2020
Total	(5.42%)	(3.65%)	7.66%	7.27%	(5.66%)	10.02%	2.65%